Consolidated Statement Of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating revenues
Total operating revenues	$ 5,225	$ 5,176	$ 5,109
Operating expenses
Selling, general and administrative	1,681	1,717	1,694
Depreciation, amortization and accretion	909	932	883
(Gain) loss on asset disposals, net	27	12	9
(Gain) loss on sale of business and other exit costs, net	0	(1)	0
(Gain) loss on license sales and exchanges, net	(5)	0	(18)
Total operating expenses	4,966	4,997	4,904
Operating income	259	179	205
Investment and other income (expense)
Equity in earnings of unconsolidated entities	181	168	160
Interest and dividend income	15	29	26
Gain (loss) on investments	2	0	0
Interest expense	(168)	(165)	(172)
Other, net	(1)	0	2
Total investment and other income	29	32	16
Income before income taxes	288	211	221
Income tax expense	19	64	46
Net income	269	147	175
Less: Net income attributable to noncontrolling interests, net of tax	43	26	40
Net income attributable to TDS shareholders	$ 226	$ 121	$ 135
Basic weighted average shares outstanding (in shares)	114	114	112
Basic earnings per share attributable to TDS shareholders (in dollars per share)	$ 1.97	$ 1.06	$ 1.20
Diluted weighted average shares outstanding (in shares)	115	116	114
Diluted earnings per share attributable to TDS shareholders (in dollars per share)	$ 1.93	$ 1.03	$ 1.17
Service
Operating revenues
Total operating revenues	$ 4,136	$ 4,059	$ 3,999
Operating expenses
Cost of goods and services sold	1,244	1,202	1,206
Equipment and product sales
Operating revenues
Total operating revenues	1,089	1,117	1,110
Operating expenses
Cost of goods and services sold	$ 1,110	$ 1,135	$ 1,130